Short-Term Borrowings (Tables)	6 Months Ended
Feb. 29, 2020
Short-Term Borrowings [Abstract]
Summary of Short-Term Borrowings
	February 29, 2020	August 31, 2019
Credit facility	55	-
Accounts receivable securitization program	200	40
	255	40

Summary of Accounts Receivable Securitization
	February 29, 2020	August 31, 2019
Trade accounts receivable sold to buyer as security	437	434
Short-term borrowings from buyer	(200)	(40)
Over-collateralization	237	394

Reconciliation of Accounts Receivable Securitization
	Three months ended		Six months ended
	February 29, 2020	February 28, 2019	February 29, 2020	February 28, 2019
Accounts receivable securitization program, beginning of period	120	40	40	40
Proceeds received from accounts receivable securitization	80	-	160	-
Repayment of accounts receivable securitization	-	-	-	-
Accounts receivable securitization program, end of period	200	40	200	40